Restatement of previously issued financial statements (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Expenses
Research and development	$ 603,845	$ 671,627	$ 2,555,754	$ 2,119,217
General and administrative	474,025	445,000	2,168,899	3,134,409
Operating Expenses	(1,077,870)	(1,116,627)	(4,724,653)	(5,253,626)
Other (income) loss
Change in fair value of derivative liability	539,446	562,969	(627,433)	(11,529,498)
Change in fair value of derivative liability due to change in warrant terms	21,565	(167,190)	(23,658)	(111,179)
Loss on exchange of warrants			249,062
Foreign exchange (gain) loss	$ (17,473)	2,391	23,415	22,581
Interest expense		2,091	2,091	8,140
Interest income	$ (20)	(152)	(363)	(2,078)
Other (income) loss	543,518	400,109	(376,886)	(11,612,034)
Income for the period	$ 1,621,388	$ 1,516,736	$ 4,347,767	$ (6,358,408)
Basic and diluted loss per share		$ 0.04
Basic loss (income) per share	$ 0.04	$ 0.04	$ 0.11	$ (0.20)
Diluted income per share			$ 0.11	$ 0.00
Basic weighted average number of shares	42,481,875	36,451,014	38,067,516	31,969,595
Diluted weighted average number of shares			38,067,516	39,090,331
Previously reported
Expenses
Research and development			$ 2,555,754	$ 2,119,217
General and administrative			2,168,899	3,134,409
Operating Expenses			4,724,653	5,253,626
Other (income) loss
Change in fair value of derivative liability		$ 368,594	(627,433)	(8,300,438)
Change in fair value of derivative liability due to change in warrant terms			(23,658)	(111,179)
Loss on exchange of warrants			249,062
Foreign exchange (gain) loss			23,415	22,581
Interest expense			2,091	8,140
Interest income			(363)	(2,078)
Other (income) loss			71,377	(8,382,974)
Income for the period			$ 4,796,030	$ (3,129,348)
Basic and diluted loss per share		$ 0.04	$ 0.13
Basic loss (income) per share			0.13	$ (0.10)
Diluted income per share			$ 0.13	$ 0.00
Basic weighted average number of shares			38,067,516	31,969,595
Diluted weighted average number of shares			38,067,516	39,090,331
Restatement adjustments
Expenses
Research and development
General and administrative
Operating Expenses
Other (income) loss
Change in fair value of derivative liability		$ 194,375	$ 448,263	$ 3,229,060
Change in fair value of derivative liability due to change in warrant terms
Loss on exchange of warrants
Foreign exchange (gain) loss
Interest expense
Interest income
Other (income) loss			$ (448,263)	$ (3,229,060)
Income for the period			$ (448,263)	$ (3,229,060)
Basic and diluted loss per share		$ 0.00	$ (0.02)
Basic loss (income) per share			(0.02)	$ (0.10)
Diluted income per share			$ (0.02)	$ 0.00
Diluted weighted average number of shares			38,067,516